6. PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT

6. PREMISES AND EQUIPMENT

Premises and equipment are summarized as follows:

	September 30,
	2012	2011

Land	$ 11,674	$ 10,241
Buildings and improvements	22,403	20,251
Furniture, fixtures and equipment	12,667	11,995
	46,744	42,487
Less accumulated depreciation	(17,240)	(16,072)

	$ 29,504	$ 26,415

Pursuant to the terms of non-cancelable lease agreements in effect at September 30, 2012 pertaining to banking premises and equipment, future minimum rent commitments under various operating leases are as follows:

2013	$ 109
2014	109
2015	75
2016	41
2017	21
$ 355

All leases contain options to extend for periods from three to ten years. Total rent expense for the years ended September 30, 2012, 2011, and 2010 amounted to $93, $101 and $161 respectively.